NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	12 Months Ended
	May 31, 2016	May 31, 2015
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Related party notes	$ 72,750	$ 600,000
Total - Convertible Notes Payable, Net of Discounts, Current Portion	72,525	0
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	43,312	5,556
Discounts on notes payable amortized to interest expense:	286,317	5,556
Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	22,678	0
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	230,718	0
Loans Payable [Member] | Chief Executive Officer [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Related party notes	2,750	0
Loans Payable [Member] | Director [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Related party notes	70,000	600,000
Binder Convertible Note [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	50,000	0
Discounts on notes payable amortized to interest expense:	9,599
Binder Convertible Note 2 [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	42,500	0
Discounts on notes payable amortized to interest expense:	7,263
Koretsky Convertible Note [Member] | Director [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	895,000	0
Discounts on notes payable amortized to interest expense:	171,822
Koretsky Convertible Note 2 [Member] | Director [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	380,000	0
Discounts on notes payable amortized to interest expense:	64,939
Related Party Debt [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	1,367,500	0
Less: Discount	(1,114,104)	0
Convertible Notes Payable, net	253,396	0
Trocki Note [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	200,000	200,000
Discounts on notes payable amortized to interest expense:	222,222	66,667
Old Main 10% Notes [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	333,332	0
Discounts on notes payable amortized to interest expense:	4,056
Old Main 8% Note [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	200,000	0
Discounts on notes payable amortized to interest expense:	8,522
Non-Related Party Debt [Member] | Convertible Debt [Member]
NOTE 12 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Convertible Notes Payable, Gross	733,332	200,000
Less: Discount	(587,910)	(194,444)
Convertible Notes Payable, net	$ 145,422	$ 5,556